CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Operating activities:
Net loss	¥ (353,433)	$ (49,781)	¥ (376,069)	¥ (621,025)
Adjustments to reconcile net income to net cash used in operating activities:
Share-based compensation	226,691	31,929	162,069	145,593
Depreciation and amortization	21,780	3,068	40,819	27,221
(Gain) loss on disposal of property and equipment	992	140	1,372	(52)
Loss on disposal of intangible assets			18
Inventory write-down	19,910	2,804	28,498	45,976
Credit loss	1,950	275	2,694	1,339
Investment income, net	(4,025)	(567)	(4,214)	(7,801)
Noncash lease expense	62,610	8,818	69,322	89,785
Exchange loss	610	86	7,875
Changes in operating assets and liabilities:
Accounts receivable	(49,898)	(7,028)	(86,977)	(242,395)
Notes receivable	(34,266)	(4,825)	47,402	(78,151)
Inventories	59,594	8,394	(406,291)	(400,554)
Prepayments and other current assets	57,165	8,051	(39,491)	69,279
Other non-current assets	7,038	991	1,738	(17,025)
Accounts payable	(176,735)	(24,893)	417,497	274,000
Accrued expenses and other current liabilities	(229,975)	(32,391)	177,644	120,923
Operating lease liabilities	(62,497)	(8,803)	(65,521)	(93,751)
Other non-current liabilities	5,245	739	(1,537)	(2,199)
Net cash used in operating activities	(447,244)	(62,993)	(23,152)	(688,837)
Investing activities:
Purchases of property and equipment	(9,822)	(1,383)	(31,574)	(62,592)
Purchases of intangible assets	(3)		(114)	(100)
Purchase of long-term investments				(3,000)
Payment of former VIE reorganization			(2,958)
Proceeds from sale of long-term investments			750	140
Purchase of short-term investments	(914,326)	(128,780)	(1,268,925)	(1,832,427)
Proceeds from sale or maturity of short-term investments	1,074,246	151,303	1,254,463	1,957,801
Proceeds from disposal of property and equipment	1,648	232	1,185	316
Net cash provided (used in) by investing activities	151,743	21,372	(47,173)	60,138
Financing activities:
Net proceeds from issuance of ordinary shares upon the exercise of stock options	223	31	274	2,918
Payment for share repurchase				(5,887)
Proceeds from short-term bank borrowings	919,635	129,528	788,153	406,837
Repayment of short-term bank borrowings	(750,127)	(105,653)	(868,821)	(376,429)
Proceeds from other financing activities	1,451,352	204,419	646,399	61,900
Repayment for other financing activities	(1,415,105)	(199,314)	(543,270)	(15,000)
Net cash provided by financing activities	205,978	29,011	22,735	74,339
Effect of exchange rate changes on cash and cash equivalents, and restricted cash	(3,720)	(524)	3,709	(3,502)
Net decrease in cash and cash equivalents, and restricted cash	(93,243)	(13,134)	(43,881)	(557,862)
Cash and cash equivalents, and restricted cash at the beginning of the year	716,791	100,958	760,672	1,318,534
Cash and cash equivalents, and restricted cash at the end of the year	623,548	87,824	716,791	760,672
Supplemental disclosure of cash flow information:
Interest paid	10,423	1,468	9,549	5,625
Income tax paid	251	35
Supplemental disclosures of non-cash investing and financing activities:
Change in fair value of available-for-sale investments	4,343	612	4,810	8,312
Purchases of property and equipment included in payables			570	6,476
Adjustment attributable to redeemable non-controlling interest	(86,941)	$ (12,245)	(88,419)	(133,370)
Reconciliation of cash, cash equivalents, and restricted cash
Cash and cash equivalents	603,523		673,669	661,390
Restricted cash	20,025		43,122	99,282
Cash and cash equivalents, and restricted cash	¥ 623,548		¥ 716,791	¥ 760,672